Related Party Transactions - Schedule of Net Transfers (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Net transfers to (from) Parent per unaudited condensed consolidated statements of cash flows	$ 94.6	$ 63.2	$ 290.1	$ 621.3	$ 119.7
Related Party
Related Party Transaction [Line Items]
Cash pooling and general financing activities	87.9	(133.2)	(199.3)	36.1	(305.2)
Licensing of content	9.7	266.1	540.0	733.3	567.7
Corporate reimbursements	(5.3)	2.0	7.0	13.3	10.8
Corporate expense allocations (excluding allocation of share-based compensation)	2.3	13.9	27.9	22.3	19.3
Funding of purchases of accounts receivables held for collateral	0.0	(85.6)	(85.5)	(183.7)	(172.9)
Net transfers to (from) Parent per unaudited condensed consolidated statements of cash flows	94.6	63.2	290.1	621.3	119.7
Share-based compensation (including allocation of share-based compensation)	(6.0)	(29.5)	(62.5)	(73.4)	(70.2)
Other non-cash transfer	(33.4)	5.3	11.9	2.5	0.0
Net transfers to (from) Parent per unaudited condensed consolidated statements of equity (deficit)	55.2	39.0	239.5	550.4	49.5
Starz Business of Lions Gate Entertainment Corp
Related Party Transaction [Line Items]
Net transfers to (from) Parent per unaudited condensed consolidated statements of cash flows	(65.4)	13.6	(129.5)	(347.7)	70.9
Starz Business of Lions Gate Entertainment Corp | Related Party
Related Party Transaction [Line Items]
Cash pooling and general financing activities	(72.0)	165.0	223.3	(10.6)	346.7
Licensing of content	0.8	(265.7)	(550.1)	(713.2)	(589.7)
Operating expense reimbursement	5.3	(2.0)	(7.0)	(13.3)	(10.8)
Corporate expense allocations (excluding allocation of share-based compensation)	(2.3)	(13.9)	(27.9)	(22.3)	(19.3)
Proceeds from sales of accounts receivable	0.0	85.6	85.5	183.7	172.9
Net transfers to (from) Parent per unaudited condensed consolidated statements of cash flows	(68.2)	(31.0)	(276.2)	(575.7)	(100.2)
Share-based compensation (including allocation of share-based compensation)	(9.9)	(14.0)	(26.4)	(28.7)	(29.9)
Other non-cash transfer	35.0	0.0
Net transfers to (from) Parent per unaudited condensed consolidated statements of equity (deficit)	$ (43.1)	$ (45.0)	$ (302.6)	$ (604.4)	$ (130.1)